Short-term investments (Tables)	12 Months Ended
Dec. 31, 2023
Subclassifications of assets, liabilities and equities [abstract]
Short-term investments
Primarily consist of equity investments in public and private entities the Company receives as consideration during private strategies, managed equities and broker-dealer activities (in thousands $):

	Classification and measurement criteria	Dec. 31, 2023	Dec. 31, 2022

Public equities and share purchase warrants	FVTPL	754	1,863
Private holdings	FVTPL	1,478	1,485
Total short-term investments		2,232	3,348